Finance Lease Liabilities - Schedule of Maturities of the Company's Capital Lease Liabilities (Details)	Mar. 31, 2021 USD ($)
Finance Lease Liabilities - Schedule Of Maturities Of Companys Capital Lease Liabilities
2022	$ 148,983
2023	110,499
Total	$ 259,482